NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS
The Company's Non-Controlling Interests included in the Consolidated Balance Sheet were as follows:

at December 31 (millions of Canadian dollars)	2013	2012
Non-controlling interest in TC PipeLines, LP1	1,323	953
Non-controlling interest in Portland[2]	94	83
	1,417	1,036

The Company's Non-Controlling Interests included in the Consolidated Statement of Income were as follows:

year ended December 31 (millions of Canadian dollars)	2013	2012	2011
Non-controlling interest in TC PipeLines, LP1	93	91	101
Non-controlling interest in Portland[2]	12	5	6
	105	96	107

1
In May 2013, the non-controlling interest in TC PipeLines, LP increased from 66.7 per cent to 71.1 per cent due to the issuance of equity to non-controlling interests in TC PipeLines, LP. In July 2013, TCPL sold 45 per cent interests in GTN LLC and Bison LLC to TC PipeLines, LP (See Note 25). The non-controlling interest in TC PipeLines, LP from January 2010 to May 2011 was 61.8 per cent and 66.7 per cent from May 2011 to May 2013.

2	The non-controlling interest in Portland as at December 31, 2013 represented the 38.3 per cent interest not owned by TCPL (2012 and 2011 - 38.3 per cent).
In 2013, TCPL received fees of $3 million from TC PipeLines, LP (2012 – $3 million; 2011 – $2 million) and $7 million from Portland (2012 and 2011 – $7 million) for services provided.